Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Calculation of Net Loss Per Share

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders	(927,022)	(394,817)	(430,542)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	6,294,870	6,830,058	6,754,134
Net loss per share
Basic and diluted	(147.27)	(57.81)	(63.74)